YCG Enhanced Fund
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 92.5%	Shares	Value
Aerospace & Defense - 3.3%
TransDigm Group, Inc.	13,694	$17,840,406

Automobiles - 1.9%
Ferrari NV	26,240	9,969,101

Broadline Retail - 2.8%
Amazon.com, Inc. (a)	70,187	14,739,270

Capital Markets - 17.2%
CME Group, Inc.	62,097	19,839,992
Moody's Corp.	69,509	33,196,803
MSCI, Inc.	41,877	23,946,525
S&P Global, Inc.	34,240	15,129,971
		92,113,291

Chemicals - 3.9%
Linde PLC	40,809	20,734,237

Commercial Services & Supplies - 12.3%
Copart, Inc. (a)	570,180	21,718,156
Republic Services, Inc.	92,256	21,126,624
Waste Management, Inc.	96,522	23,246,359
		66,091,139

Construction Materials - 2.5%
CRH PLC	35,193	4,222,456
Martin Marietta Materials, Inc.	6,038	4,085,130
Vulcan Materials Co.	16,075	4,983,250
		13,290,836

Financial Services - 7.2%
MasterCard, Inc. - Class A	57,685	29,835,259
Visa, Inc. - Class A	27,652	8,852,511
		38,687,770

Ground Transportation - 4.8%
Canadian National Railway Co.	114,325	12,826,122
Canadian Pacific Kansas City Ltd.	150,282	13,163,200
		25,989,322

Household Products - 1.8%
Colgate-Palmolive Co.	23,805	2,360,028
The Procter & Gamble Co. (b)	42,509	7,107,505
		9,467,533

Insurance - 8.3%
Aon PLC - Class A (b)	61,134	20,508,623
Marsh & McLennan Cos., Inc.	98,033	18,306,682
The Progressive Corp.	26,092	5,574,817
		44,390,122

Interactive Media & Services - 3.9%
Alphabet, Inc. - Class C	48,309	15,044,872
Meta Platforms, Inc. - Class A	9,339	6,053,353
		21,098,225

Professional Services - 2.2%
Verisk Analytics, Inc.	57,409	11,916,386

Real Estate Management & Development - 2.6%
CBRE Group, Inc. - Class A (a)	47,957	7,081,330
CoStar Group, Inc. (a)	156,574	6,987,898
		14,069,228

Software - 11.2%
Adobe, Inc. (a)	15,675	4,113,277
Fair Isaac Corp. (a)	15,344	21,625,220
Intuit, Inc.	26,583	10,873,244
Microsoft Corp.	59,753	23,467,393
		60,079,134

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	20,321	5,368,402

Textiles, Apparel & Luxury Goods - 5.6%
Hermes International	11,359	27,501,259
LVMH Moet Hennessy Louis Vuitton SE	3,822	2,457,197
		29,958,456
TOTAL COMMON STOCKS (Cost $281,587,044)		495,802,858

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 6.0%	Par	Value
3.72%, 05/14/2026 (c)(d)	16,381,000	16,261,917
3.58%, 06/04/2026 (c)(d)	1,000	991
3.49%, 06/11/2026 (c)(d)	6,825,000	6,756,929
3.50%, 06/18/2026 (c)(d)	4,000	3,957
3.49%, 06/25/2026 (c)(d)	16,000	15,818
3.47%, 07/09/2026 (c)(d)	2,697,000	2,662,644
3.52%, 07/16/2026 (c)(d)	13,000	12,826
3.51%, 08/06/2026 (c)(d)	5,978,000	5,886,492
3.49%, 08/13/2026 (c)(d)	587,000	577,613
3.51%, 08/20/2026 (c)(d)	87,000	85,551
TOTAL U.S. TREASURY BILLS (Cost $32,264,929)		32,264,738

TOTAL INVESTMENTS - 98.5% (Cost $313,851,973)		528,067,596
Other Assets in Excess of Liabilities - 1.5%		8,191,509
TOTAL NET ASSETS - 100.0%		$536,259,105

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $13,443,255.
(c)	The rate shown is the annualized yield as of February 28, 2026.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.

YCG Enhanced Fund
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.5)%	Notional Amount	Contracts	Value
Put Options - (0.5)% (a)(b)
CME Group, Inc., Expiration: 05/15/2026; Exercise Price: $320.00	$(3,418,650)	(107)	$(183,505)
Copart, Inc.
Expiration: 03/20/2026; Exercise Price: $40.00	(399,945)	(105)	(23,625)
Expiration: 05/15/2026; Exercise Price: $37.50	(5,896,332)	(1,548)	(294,120)
CRH PLC, Expiration: 03/20/2026; Exercise Price: $130.00	(1,259,790)	(105)	(122,850)
Fair Isaac Corp.
Expiration: 04/17/2026; Exercise Price: $1,600.00	(1,832,168)	(13)	(284,505)
Expiration: 05/15/2026; Exercise Price: $1,360.00	(4,650,888)	(33)	(343,530)
Ferrari NV, Expiration: 05/15/2026; Exercise Price: $370.00	(2,355,504)	(62)	(115,010)
Intuit, Inc., Expiration: 04/17/2026; Exercise Price: $440.00	(1,758,829)	(43)	(227,255)
Linde PLC, Expiration: 05/15/2026; Exercise Price: $510.00	(2,540,400)	(50)	(111,250)
Martin Marietta Materials, Inc.
Expiration: 04/17/2026; Exercise Price: $650.00	(1,285,483)	(19)	(27,740)
Expiration: 04/17/2026; Exercise Price: $680.00	(405,942)	(6)	(15,360)
Meta Platforms, Inc.
Expiration: 05/15/2026; Exercise Price: $655.00	(259,272)	(4)	(19,240)
Expiration: 05/15/2026; Exercise Price: $660.00	(1,814,904)	(28)	(140,700)
MSCI, Inc., Expiration: 03/20/2026; Exercise Price: $570.00	(2,001,405)	(35)	(58,100)
TransDigm Group, Inc.
Expiration: 05/15/2026; Exercise Price: $1,300.00	(2,345,022)	(18)	(114,300)
Expiration: 05/15/2026; Exercise Price: $1,340.00	(2,866,138)	(22)	(182,710)
Verisk Analytics, Inc., Expiration: 03/20/2026; Exercise Price: $220.00	(6,434,670)	(310)	(486,700)
Vulcan Materials Co., Expiration: 05/15/2026; Exercise Price: $300.00	(868,000)	(28)	(30,520)
TOTAL WRITTEN OPTIONS (Premiums received $2,677,611)			$(2,781,020)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

YCG Enhanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$495,802,858	$–	$–	$495,802,858
U.S. Treasury Bills	–	32,264,738	–	32,264,738
Total Investments	$495,802,858	$32,264,738	$–	$528,067,596

Liabilities:
Investments:
Written Options	$(1,342,230)	$(1,438,790)	$–	$(2,781,020)
Total Investments	$(1,342,230)	$(1,438,790)	$–	$(2,781,020)

Refer to the Schedule of Investments for further disaggregation of investment categories.